SHARE CAPITAL (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share capital [Line Items]
Share-based payment expenses		$ 0.7	$ 5.1
Stock Options [Member]
Share capital [Line Items]
Share-based payment expenses	[1]	1.4	2.6
Performance Share Units [Member]
Share capital [Line Items]
Share-based payment expenses		0.1	1.4
Restricted Share Unit [Member]
Share capital [Line Items]
Share-based payment expenses	[1]	(0.3)	0.6
Deferred Share Units [Member]
Share capital [Line Items]
Share-based payment expenses		(0.8)	1.0
Common Shares Under First Nations Agreement [Member]
Share capital [Line Items]
Share-based payment expenses	[1]	$ 0.3	$ 2.1

[1]	For the year ended December 31, 2018 $nil of share-based payment expenses were recognized in operating expenses (2017- $2.6 million).